Leases - Schedule of Supplemental Cash Flow Information Related to Leases (Details) (10-K)	12 Months Ended
Dec. 31, 2020 USD ($)
Leases [Abstract]
Financing cash flows from operating leases	$ 4,142,220
Financing cash flows from financing leases	$ 203,817